Accrued Liabilities and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities and Other Liabilities
Payroll and related benefits		$ 851	$ 1,753
Clinical trial costs		862	371
Sponsored research		177	332
Lease liabilities, current portion		$ 1,005	$ 796
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Total accrued liabilities and other liabilities	Total accrued liabilities and other liabilities
License payments		$ 5,000
Operating expenses		525	$ 845
Other		135	124
Total accrued liabilities and other liabilities	$ 3,835	$ 8,555	$ 4,221